Condensed consolidated statement of financial position of Aegon Ltd. - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	€ 3,515	€ 2,733
Assets held for sale	138,246	0
Investments	167,187	285,141
Derivatives	681	485
Investments in joint ventures	1,702	1,566
Investments in associates	2,761	2,638
Reinsurance contract assets	17,374	17,153
Insurance contract assets	16	18
Deferred tax assets	1,860	1,894
Deferred expenses	457	452
Other assets and receivables	3,538	4,632
Intangible assets	387	519
Total assets	337,725	317,233
Equity and liabilities
Shareholders' Equity	7,328	7,432
Other equity instruments	1,587	1,978
Issued capital and reserves attributable to owners of Aegon Ltd.	8,915	9,410
Non-controlling interests	72	85
Group equity	8,987	9,495
Subordinated borrowings	1,503	1,461
Trust pass-through securities	102	99
Reinsurance contract liabilities	201	195
Insurance contract liabilities	137,407	176,067
Investment contract liabilities with discretionary participation features	20	21,281
Investment contracts without discretionary participation features	41,839	97,814
Derivatives	1,269	1,469
Borrowings	2,230	1,982
Liabilities held for sale	137,070	0
Other liabilities	7,098	7,369
Total liabilities	328,739	307,738
Total equity and liabilities	€ 337,725	€ 317,233